Other Financial Data - Summary of Components of Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred revenue	$ 141	$ 148
Operating lease liabilities	34	44
Finance lease liabilities	25	27
Other	100	182
Total	$ 300	$ 401